Goodwill - Narrative (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Goodwill
Goodwill, gross	¥ 589,193	¥ 589,193
Accumulated impairment loss of goodwill	48,500	¥ 48,500
Impairment of goodwill	¥ 48,500